Leases (Tables)	3 Months Ended
Mar. 31, 2019
Leases [Abstract]
Schedule of Lease Cost and Other Information
The components of lease expense are as follows (in thousands):

Three Months Ended March 31, 2019
Operating lease cost	$326

Finance lease cost:
Amortization of finance lease assets	$53
Interest on finance lease liabilities	33
Total finance lease cost	$86
Supplemental cash flow information related to leases was as follows (in thousands):

Three Months Ended March 31, 2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$287
Operating cash flows from finance leases	$33
Financing cash flows from finance leases	$184

Right-of-use assets obtained in exchange for lease obligations
Operating leases	$323
Finance leases	$145

Schedule of Balance Sheet Information
Supplemental balance sheet information related to leases was as follows (in thousands):

March 31, 2019
Operating lease right-of-use assets, net	$3,681

Operating lease liabilities	$1,251
Operating lease liabilities, net of current	2,564
Total operating lease liabilities	$3,815

Finance lease assets	$3,702
Finance lease accumulated amortization	(1,100)
Finance lease assets, net	$2,602

Finance lease liabilities	$809
Finance lease liabilities, net of current	1,607
Total finance lease liabilities	$2,416

Weighted-Average Remaining Lease Term (in years)
Operating leases	3.4
Finance leases	2.9

Weighted-Average Discount Rate
Operating leases	5.00%
Finance leases	6.00%

Schedule of Future Minimum Operating Lease Payments
The future minimum lease payments due under both non-cancelable operating leases and finance leases having initial or remaining lease terms in excess of one year as of March 31, 2019 were as follows (in thousands):

	Operating Leases	Finance Leases
2019 (excludes the three-months ended March 31, 2019)	$1,066	$696
2020	1,317	842
2021	953	817
2022	552	258
2023	259	10
Thereafter	4	—
Total future minimum lease payments	$4,151	$2,623
Less amounts representing interest	336	207
Present value of lease obligations	$3,815	$2,416

Schedule of Future Minimum Finance Lease Payments
The future minimum lease payments due under both non-cancelable operating leases and finance leases having initial or remaining lease terms in excess of one year as of March 31, 2019 were as follows (in thousands):

	Operating Leases	Finance Leases
2019 (excludes the three-months ended March 31, 2019)	$1,066	$696
2020	1,317	842
2021	953	817
2022	552	258
2023	259	10
Thereafter	4	—
Total future minimum lease payments	$4,151	$2,623
Less amounts representing interest	336	207
Present value of lease obligations	$3,815	$2,416